ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of percentage ownership in subsidiaries

As of December 31, 2013, the Company’s subsidiaries include the following entities:

	Date of Incorporation/Acquisition	Place of Incorporation	Percentage of Ownership
JingAo Solar Co., Ltd. (“JA Hebei”)	May 18, 2005	PRC	100%
JA Development Co., Ltd. (“JA BVI”)	July 6, 2006	BVI	100%
Shanghai JA Solar Technology Co., Ltd. (“JA Fengxian”)	November 16, 2006	PRC	100%
JA Solar USA Inc. (“JA USA”)	April 13, 2007	USA	100%
Shanghai JA Solar PV Technology Co., Ltd. (“JA Zhabei”)	June 22, 2007	PRC	100%
JA Solar Technology Yangzhou Co., Ltd. (“JA Yangzhou”)	November 19, 2007	PRC	100%
JA Solar Hong Kong Limited (“JA Hong Kong”)	December 10, 2007	Hong Kong	100%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. (“JA Lianyungang”)	October 11, 2008	PRC	100%
JA Solar Yangzhou R&D Co., Ltd. (“JA Yangzhou R&D”)	March 12, 2009	PRC	100%
JA Luxembourg S.a.r.l. (“JA Lux”)	June 26, 2009	Luxembourg	100%
JA Yangzhou PV Technology Co., Ltd. (“JA Yangzhou PV”)	November 23, 2009	PRC	100%
JA Solar GmbH (“JA GmbH”)	February 17, 2010	Germany	100%
Shanghai Jinglong Solar Technology Co., Ltd. (“JA Jinglong”)	July 5, 2010	PRC	100%
Donghai JA Solar Technology Co., Ltd. (“JA Wafer R&D”)	November 4, 2010	PRC	100%
JA (Hefei) Renewable Energy Co., Ltd. (“JA Hefei Renewable Energy”)	March 30, 2011	PRC	100%
Hefei JA Solar Technology Co., Ltd. (“JA Hefei Technology”)	July 8, 2011	PRC	100%
JA Solar Investment China Co., Ltd (“JA Investment”)	October 31, 2011	PRC	100%
Silver Age Holdings Limited (“Siliver Age”)	November 30, 2011	BVI	100%
Full Shine Holdings Limited (“Full Shine”)	November 30, 2011	Hong Kong	100%
Solar Silicon Valley Electronic Science and Technology Co., Ltd. (“Solar Silicon Valley”)	November 30, 2011	PRC	100%
JA Solar Japan Limited (“JA Japan”)	July 12, 2012	Japan	100%
Dunhuang JA Solar Power Development Co., Ltd (“JA Dunhuang”)	July 23, 2012	PRC	100%
Hebei Ningjin Songgong Semiconductor Co., Ltd. (“Ninjin Songgong”)	January 29, 2013	PRC	65%
JA Solar Investment (Hong Kong) Limited	May 16, 2013	Hong Kong	100%
JA Solar Australia PTY Limited	June 12, 2013	Australia	100%
Lincheng JA PV Power Generation Co., Ltd	August 8, 2013	PRC	100%